FINANCIAL INSTRUMENTS - Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 9,093	$ 20,956
Borrowings	279,463	179,825
Total equity	$ 254,722	$ 242,943	$ 216,728